Schedule of Investments (unaudited) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 114.4%

Alabama — 0.7%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45	$915	$1,058,509
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/34	240	282,895
5.00%, 12/01/47	655	758,274

		2,099,678

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	913,334

Arizona — 1.2%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/32	1,000	1,120,790
County of Maricopa Arizona IDA, Refunding RB, HonorHealth, Series A, 5.00%, 09/01/36	575	689,074
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,081,622
5.00%, 10/01/29	925	930,698

		3,822,184

California — 8.9%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(a)	4,800	1,929,840
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,000	1,050,580
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,140	1,667,455
St. Joseph Health System, Series A, 5.00%, 07/01/37	945	1,063,371
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,290	1,407,029
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	865	895,292

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	$705	$840,008
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	365	434,722
Series A, 5.00%, 03/01/37	400	474,276
Series A-1, 5.75%, 03/01/34	700	744,870
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	575	620,120
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,315	1,332,568
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(c)	5,000	4,855,450
San Diego California Community College District, GO, CAB, Election of 2006(a):
0.00%, 08/01/31	1,855	1,107,509
0.00%, 08/01/32	2,320	1,293,562
San Diego California Unified School District, GO, Election of 2008(a):
CAB, Series C, 0.00%, 07/01/38	1,400	812,546
CAB, Series G, 0.00%, 07/01/34	580	301,542
CAB, Series G, 0.00%, 07/01/35	615	300,237
CAB, Series G, 0.00%, 07/01/36	920	422,059
CAB, Series G, 0.00%, 07/01/37	615	265,668
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(a)	1,110	841,047
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	490	528,980
5.00%, 08/01/21	600	647,730
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,628,160
Yosemite Community College District, GO, CAB, Election of 2004, Series D(a):
0.00%, 08/01/36	2,000	1,234,000
0.00%, 08/01/37	2,790	1,659,241

		28,357,862

Colorado — 2.8%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,165	1,262,918

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series A, 4.00%, 11/15/46	$945	$1,008,684
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 09/01/32(a)	5,500	2,740,155
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,000	1,032,500
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	2,500	2,778,575

		8,822,832

Connecticut — 1.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	370	388,718
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	685	732,101
Series A-1, 3.80%, 11/15/39	415	439,331
Series B-1, 3.30%, 11/15/39	415	425,371
Sub-Series B-1, 4.00%, 05/15/45	1,290	1,362,601
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	666,350

		4,014,472

Florida — 9.7%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,420	1,561,503
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	550	556,787
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	892,452
5.38%, 10/01/32	1,100	1,176,813
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	1,780	2,046,929
Series B, AMT, 6.00%, 10/01/30	570	656,030
Series B, AMT, 6.25%, 10/01/38	360	413,446
Series B, AMT, 6.00%, 10/01/42	580	661,368
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	425	489,375
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	160	182,437

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	$1,730	$1,894,990
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,635	2,996,522
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	495	552,494
5.00%, 08/01/47	1,435	1,597,198
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	440	467,064
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	30	32,478
5.00%, 10/01/31	1,870	2,015,000
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	1,560	1,838,179
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,592,576
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/37	660	788,825
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	2,170	2,543,284
Sub-Series A, 5.00%, 10/01/52	1,330	1,570,876
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,040	1,180,078
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	1,840	2,072,171

		30,778,875

Georgia — 1.2%
Brookhaven Development Authority, RB, Children’s Helthcare of Atlanta, Series A, 3.00%, 07/01/46(d)	385	379,695

2

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	$440	$510,189
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,110	1,168,097
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/43	615	721,432
4.00%, 04/01/48(e)	235	256,977
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	120	136,999
5.00%, 04/01/44	550	617,942

		3,791,331

Hawaii — 0.4%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,318,050

Illinois — 12.9%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	505	563,620
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	1,680	1,788,914
3rd Lien, Series A, 5.75%, 01/01/39	320	337,165
Senior Lien, Series D, 5.25%, 01/01/42	2,585	3,072,169
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	3,235	3,552,903
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	550,921
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	400	430,744
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	2,070	2,092,356
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	665	687,244

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	$305	$336,824
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,220	1,329,105
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	10,865	10,880,211
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,465	2,875,718
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36(a)	10,000	5,409,400
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(a)	2,980	1,170,872
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	575	625,491
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	2,000	2,677,440
State of Illinois, GO:
5.25%, 02/01/33	735	796,226
5.50%, 07/01/33	710	774,376
5.25%, 02/01/34	735	794,991
5.50%, 07/01/38	390	423,446

		41,170,136

Indiana — 0.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,070,180
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	445	483,782
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	770	840,663

		2,394,625

Iowa — 1.7%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(b)	4,925	4,932,979
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	100	103,094
5.70%, 12/01/27	105	108,264

3

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT (continued):
5.80%, 12/01/29	$70	$72,172
5.85%, 12/01/30	75	77,325

		5,293,834

Louisiana — 1.8%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,925,256
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	2,400	2,743,368

		5,668,624

Maine — 0.4%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	1,120	1,199,262
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	175	178,882

		1,378,144

Maryland — 0.7%
Maryland Community Development Administration, Refunding RB, S/F Housing:
Series A, 4.10%, 09/01/38	1,030	1,118,528
Series B, 3.35%, 09/01/42	1,095	1,107,341

		2,225,869

Massachusetts — 2.3%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	1,855	2,114,644
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	815	894,348
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	57,148
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	700	723,695
Series C, 5.00%, 12/01/30	1,365	1,377,845
Series C, 5.35%, 12/01/42	315	319,854
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,110	1,243,289
Sub-Series B, 4.00%, 02/15/43	670	703,018

		7,433,841

Security	Par (000)	Value

Michigan — 5.8%
City of Detroit Michigan Water Supply System Revenue, RB, Senior Lien, Series A, 5.25%, 07/01/41	$1,600	$1,695,696
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,814,546
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	545	583,804
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	1,050	1,116,024
Trinity Health Credit Group, 5.00%, 12/01/21(b)	15	16,323
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	2,630	2,850,394
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	570	691,621
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,465	1,710,695
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	720	803,196
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	644,460
Series II-A, 5.38%, 10/15/36	1,000	1,079,620
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,041,018
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.15%, 10/01/53	1,680	1,781,774
S/F Housing, Series C, 4.13%, 12/01/38	1,305	1,400,148

4

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$340	$382,306

		18,611,625

Nebraska — 0.9%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	2,650	2,918,366

Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	1,000	1,013,940
(AGM), 5.25%, 07/01/39	1,700	1,723,426

		2,737,366

New Jersey — 9.8%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	790	880,028
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	610	682,700
Series WW, 5.25%, 06/15/33	135	154,005
Series WW, 5.00%, 06/15/34	180	201,857
Series WW, 5.00%, 06/15/36	800	893,256
Series WW, 5.25%, 06/15/40	320	360,138
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	309,750
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/25	215	227,881
Series 1, 5.50%, 12/01/26	150	158,921
Series 1, 5.75%, 12/01/28	80	84,970
Series B, 3.25%, 12/01/39	2,150	2,154,042
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	840	876,313
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,315	1,457,217
Transportation Program, Series AA, 5.00%, 06/15/38	1,180	1,295,333
Transportation System, CAB, Series A, 0.00%, 12/15/29(a)	225	166,685
Transportation System, Series A, 5.50%, 06/15/41	4,265	4,488,529

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	$1,400	$1,697,654
Transportation System, Series AA, 5.50%, 06/15/39	4,650	5,141,645
Transportation System, Series B, 5.00%, 06/15/42	3,680	3,842,214
Transportation System, Series D, 5.00%, 06/15/32	525	589,234
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.00%, 06/01/34	820	969,543
Series A, 5.00%, 06/01/36	1,220	1,434,793
Series A, 4.00%, 06/01/37	745	787,242
Sub-Series B, 5.00%, 06/01/46	2,005	2,170,392

		31,024,342

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	325	376,015

New York — 5.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 12/15/21(b)	1,250	1,373,988
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,000	1,093,880
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,447,148
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	375	402,086
5.75%, 02/15/47	235	248,268
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/48	5,000	5,473,300
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	4,950	5,525,635
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	555	634,731
Consolidated,186th Series, 5.00%, 10/15/44	1,110	1,263,569

5

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, Refunding ARB, AMT (continued):
Series 207, 4.00%, 09/15/43	$410	$441,619

		18,904,224

Ohio — 0.9%
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	405	438,680
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	460	514,754
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	290	306,144
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	610	685,853
5.25%, 02/15/33	850	954,227

		2,899,658

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	527,546

Oregon — 0.4%
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(c)	390	446,355
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(a)	875	425,653
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	380	398,730

		1,270,738

Pennsylvania — 12.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT:
5.00%, 07/01/35	670	795,484
5.00%, 07/01/47	765	892,862
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	2,110	2,276,479

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority, RB (continued):
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	$935	$1,020,057
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	840	906,024
Pennsylvania Economic Development Financing Authority, RB:
UPMC, Series B, 4.00%, 03/15/40	3,000	3,209,730
AMT, 5.00%, 06/30/42	3,300	3,700,950
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	2,220	2,547,761
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,155	1,312,195
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	835	897,207
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	3,175	3,608,165
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	790	839,486
Series 128B, 3.85%, 04/01/38	1,760	1,885,470
Series 129, 3.40%, 10/01/49	1,365	1,386,308
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	632,946
Series A-1, 5.00%, 12/01/41	730	852,625
Series B, 5.00%, 12/01/40	285	330,697
Series C, 5.50%, 12/01/23(b)	490	579,842
Series C, 5.00%, 12/01/39	2,900	3,325,691
Sub-Series A-1, 5.00%, 12/01/41	1,755	1,993,417
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(b)	2,245	2,374,020
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	500	532,025
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	1,835	1,984,387
Series A-1, 5.00%, 12/01/40	680	782,558

6

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	$270	$313,141

		38,979,527

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	489,351
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	945	967,321
5.00%, 06/01/50	2,340	2,447,991

		3,904,663

South Carolina — 7.1%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,526,083
South Carolina Jobs EDA, RB, McLeod Health Obligated Group, 5.00%, 11/01/48	2,010	2,349,730
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(b)	100	110,652
Prisma Health Obligated Group, 5.00%, 05/01/38	2,220	2,668,462
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	470	546,342
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(b)	3,420	3,443,290
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,040	2,347,285
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	3,935	4,437,028
Series E, 5.50%, 12/01/53	2,820	3,130,792
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,054,342

		22,614,006

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,085	1,161,720

Tennessee — 0.6%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	750	789,518

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	$1,110	$1,274,058

		2,063,576

Texas — 15.6%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,240	1,381,596
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	605	657,429
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	500	552,660
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(a)	1,850	946,978
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,680	2,020,822
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	849,922
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,914,480
Series D, 5.00%, 11/01/42	1,140	1,213,804
Series H, 5.00%, 11/01/32	2,715	2,904,833
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	990,425
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(a)	3,020	1,379,868
North Texas Tollway Authority, RB, Convertible CAB, Series C, 6.75%, 09/01/31(b)(c)	10,000	13,568,900
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,090	1,196,656
1st Tier System, Series A, 6.00%, 01/01/28	450	450,846
1st Tier-Series A, 5.00%, 01/01/43	790	938,054
Series B, 5.00%, 01/01/40	530	584,574

7

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(a):
0.00%, 09/15/35	$1,150	$562,672
0.00%, 09/15/36	3,875	1,779,555
0.00%, 09/15/37	17,775	7,725,015
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	350	371,588
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,030	1,127,500
5.00%, 12/15/32	3,445	3,766,040
Texas Private Activity Bond Surface Transportation Corp., RB, AMT:
Segment 3C Project, 5.00%, 06/30/58	1,300	1,500,694
Senior Lien, Blueridge Transportation Group, 5.00%, 12/31/45	1,135	1,255,321

		49,640,232

Utah — 0.5%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	395	462,968
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,095	1,282,124

		1,745,092

Virginia — 0.2%
Virginia Small Business Financing Authority, RB, 95 Express Lanes LLC Project, AMT, 5.00%, 07/01/49	670	710,126

Washington — 2.8%
County of Snohomish Housing Authority, Refunding RB, 4.00%, 04/01/44	430	459,967
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,730	2,028,719
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	900	1,019,466
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	3,000	3,249,510
Providence Health & Services, 4.00%, 10/01/45	630	668,140

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, RB (continued):
Providence Health & Services, Series A, 5.00%, 10/01/39	$1,000	$1,020,860
Providence Health & Services, Series A, 5.25%, 10/01/39	550	562,375

		9,009,037

West Virginia — 0.3%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	870	927,655

Wisconsin — 1.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,212,132
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	1,920	2,051,443
4.45%, 05/01/57	1,030	1,093,531

		4,357,106

Total Municipal Bonds — 114.4% (Cost — $331,340,405)		363,866,311

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 2.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(g)	3,392	3,651,066
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	1,391	1,714,907
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	1,699	1,699,360

8

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	$359	$359,038

		7,424,371

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	2,084	2,510,433
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.00%, 02/01/21(b)	3,000	3,171,240
5.50%, 07/01/34(g)	780	781,372

		6,463,045

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,428,764

District of Columbia — 0.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	855	866,756
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	920	996,148

		1,862,904

Florida — 8.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,182,482
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	2,100	2,159,829
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,540	1,662,030
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	6,900	7,212,982
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(b)	3,394	3,393,561
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,479,488

Security	Par (000)	Value

Florida (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	$2,340	$2,725,047

		25,815,419

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	1,821	1,909,002

Illinois — 5.1%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	490	490,266
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	12,650,299
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	1,858	2,038,513
Series B, 5.00%, 01/01/40	930	1,076,769

		16,255,847

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,350	1,438,898

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	1,251	1,342,602

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	939	1,113,614
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,478	2,939,313

		4,052,927

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,495,521

Michigan — 3.3%
Michigan Finance Authority, RB, Series A:
Beaumont Health Credit Group, 5.00%, 11/01/44	1,750	1,997,406
Mclaren Health Care, 4.00%, 02/15/50	2,550	2,741,633

9

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	$4,685	$5,010,092
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	760	889,458

		10,638,589

Nebraska — 0.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	2,581	2,653,548

Nevada — 2.2%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	2,716	3,304,060
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,080	3,599,781

		6,903,841

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	720	851,954
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,054	2,277,529
Series G, 4.00%, 01/01/43	1,906	2,075,426
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	1,580	1,663,966

		6,868,875

New York — 7.8%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,940	2,127,986
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(g)	1,500	1,553,940
City of New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(g)	2,714	3,271,541
City of New York Water & Sewer System, Refunding RB,:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	4,920	5,547,901

Security	Par (000)	Value

New York (continued)
City of New York Water & Sewer System, Refunding RB (continued):
2nd General Resolution, Series FF, 5.00%, 06/15/39	$2,595	$3,052,395
Series DD, 5.00%, 06/15/35	1,470	1,710,389
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,546,805
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,338	1,582,475
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,422,440

		24,815,872

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/43	2,581	2,823,463
4.00%, 11/15/49(g)	1,875	1,997,419

		4,820,882

Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	928,792
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,094	1,153,766

		2,082,558

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,300	1,377,909

Texas — 4.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,305	1,354,760
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,028,400
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,094	1,318,645

10

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,080	$3,607,727
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(g)	1,996	2,128,300
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,649	1,719,202
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae)(d):
3.63%, 09/01/44	805	837,648
3.75%, 09/01/49	441	459,244

		15,453,926

Utah — 1.7%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 4.00%, 05/15/47	5,135	5,404,946

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,962	2,417,843

Washington — 1.7%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,409,372

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,565	$3,112,089

		5,521,461

Wisconsin — 0.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	1,920	2,083,718

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 50.5% (Cost — $150,870,782)		160,533,268

Total Long-Term Investments — 164.9% (Cost — $482,211,187)		524,399,579

Total Investments — 164.9% (Cost — $482,211,187)		524,399,579

Other Assets Less Liabilities — 0.4%		1,410,045

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (28.7)%		(91,221,050)

VMTP Shares at Liquidation Value — (36.6)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$318,088,574

(a)	Zero-coupon bond.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 1, 2019 to July 1, 2034, is $12,552,682.

11

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	746,789	(746,789)	—	$—	$4,017	$231	$22

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

Portfolio abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	12	09/19/19	$1,529	$2,600
Long U.S. Treasury Bond	118	09/19/19	18,360	(196,217)
5-Year U.S. Treasury Note	46	09/30/19	5,408	6,694

				$(186,923)

12

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$524,399,579	$—	$524,399,579

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$9,294	$—	$—	$9,294
Liabilities:
Interest rate contracts	(196,217)	—	—	(196,217)

	$(186,923)	$—	$—	$(186,923)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(90,934,167)	$—	$(90,934,167)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(207,434,167)	$—	$(207,434,167)

13